STOCK OPTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
STOCK OPTIONS [Text Block]

9. STOCK OPTIONS

The Company has a stock option plan (the "Plan") for directors, officers, employees, and consultants of the Company. Stock options are exercisable for periods of up to five years, as determined by the Board of Directors of the Company, to purchase common shares of the Company at a price not less than the discounted market price on the date of the grant. The maximum number of shares which may be issuable under the Plan cannot exceed 10% of the total number of issued and outstanding common shares on a non-diluted basis.

The following table summarizes the continuity of the Company's stock options:

	Number of stock options	Weighted average exercise price $

Outstanding, December 31, 2023	7,770,000	0.41
Granted	1,325,000	0.42
Exercised	(560,000)	0.40
Expired	(740,000)	0.40
Forfeited	(3,120,000)	0.42
Outstanding, December 31, 2024	4,675,000	0.42
Granted	150,000	5.72
Exercised	(1,581,250)	0.42
Expired	(725,000)	0.40
Forfeited	(15,000)	0.40
Outstanding, December 31, 2025	2,503,750	0.75
Exercisable, December 31, 2025	558,750	1.51

Additional information regarding stock options outstanding as at December 31, 2025, is as follows:

	Outstanding			Exercisable
Range of exercise prices $	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number of stock options	Weighted average exercise price $

0.27	300,000	1.9	0.27	75,000	0.27
0.35	75,000	1.8	0.35	-	-
0.40 to 0.45	1,518,750	2.2	0.41	266,250	0.40
0.485 to 0.50	250,000	3.2	0.49	25,000	0.49
0.64 to 0.65	160,000	2.0	0.64	80,000	0.64
1.51	50,000	4.0	1.51	12,500	1.51
4.48	50,000	4.1	4.48	-	-
6.34	100,000	1.6	6.34	100,000	6.34
	2,503,750	2.3	0.75	558,750	1.51

The fair value for stock options granted have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	2025	2024

Risk-free interest rate	2.77%	3.17%
Expected life (in years)	3.0	4.5
Expected volatility	210%	203%

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $982,655 (2024 - $81,002). The weighted average fair value of the stock options granted during the year ended December 31, 2025 was $5.11 (2024 - $0.42) per option. The weighted average fair value of shares at the time of the stock option exercises during the year ended December 31, 2025 was $9.61 (2024 - $1.84) per common share.